Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 28, 2025	Sep. 29, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for Non-PEO Named Executive Officer(s) (1)	Compensation Actually Paid to Non-PEO Named Executive Officer(s) (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income (thousands)
2025	$434,887	$434,887	$323,248	$323,248	$174.16	$5,147
2024	551,127	688,857	341,886	363,304	180.52	3,768

Named Executive Officers, Footnote [Text Block]

1. Reflects, in column (b), total compensation reported in the Summary Compensation Table (“SCT”) for our CEO, and, in column (d), total compensation reported in the SCT for our non principal executive officer (“non-PEO”) named executive officers, i.e., for the years 2025 and 2024, our CFO, and for the year 2025, our President.

PEO Total Compensation Amount	[1]	$ 434,887	$ 551,127
PEO Actually Paid Compensation Amount	[2]	$ 434,887	688,857
Adjustment To PEO Compensation, Footnote [Text Block]

The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO during each of the years in question:

Adjustments to Determine Compensation “Actually Paid” for PEO	2025	2024
Deduction for amounts reported under the “Stock awards” column and stock portion of “Non-Equity Plan Incentive Compensation” column (not applicable) in the SCT	$-	$(80,870)
Deduction for amounts reported under the “Option awards” columns in the SCT	-	-
Increase for Fair Value* as of year-end of awards granted during year that remain outstanding and unvested as of year end	-	-
Increase for Fair Value* as of the vesting date of awards granted during year that vested during year	-	-
Increase/deduction for Change in Fair Value* from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	-	-
Increase/deduction for Change in Fair Value* from prior year-end to vesting date of awards granted prior to year that vested during year	-	218,600
Deduction of Fair Value* as of prior year-end of awards granted prior to year that were forfeited during year	-	-
Increase based upon Incremental Fair Value*, if any, of awards modified during year(1)	-	-
Increase based upon dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	-	-
Total Adjustments	-	137,730

*	Awards include those in the “Stock awards” column and the stock portion of the “Non-Equity Incentive Plan Compensation” column (not applicable). The Fair Value or Change in Fair Value, as applicable, of the equity award adjustments was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such Fair Values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 323,248	341,886
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 323,248	363,304
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our Non-PEO named executive officers during each of the years in question:

Adjustments to Determine Compensation “Actually Paid” for Non-PEO Named Executive Officers	2025	2024
Deduction for amounts reported under the “Stock awards” column and stock portion of “Non-Equity Plan Incentive Compensation” column in the SCT	$-	$(55,092)
Deduction for amounts reported under the “Option awards” column in the SCT	-	-
Increase for Fair Value* as of year-end of awards granted during year that remain outstanding and unvested as of year-end	-	-
Increase for Fair Value* as of the vesting date of awards granted during year that vested during year	-	-
Increase/deduction for Change in Fair Value* from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	-	-
Increase/deduction for Change in Fair Value* from prior year-end to vesting date of awards granted prior to year that vested during year	-	76,510
Deduction of Fair Value* as of prior year-end of awards granted prior to year that were forfeited during year	-	-
Increase based upon Incremental Fair Value*, if any, of awards modified during year	-	-
Increase based upon dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	-	-
Total Adjustments	-	21,418

*	Awards include those in the “Stock awards” column and the stock portion of the “Non-Equity Incentive Plan Compensation” column. The Fair Value or Change in Fair Value, as applicable, of the equity award adjustments was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such Fair Values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.

Total Shareholder Return Amount	[3]	$ 174.16	180.52
Net Income (Loss) Attributable to Parent		$ 5,147	3,768
Additional 402(v) Disclosure [Text Block]

3. Represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ending on September 28, 2025 and September 29, 2024, respectively. The TSR reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			137,730
PEO [Member] | Deduction for Amounts Reported Under "Stock awards" Column and Stock Portion of "Non-Equity Plan Incentive Compensation" Column (not applicable) in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(80,870)
PEO [Member] | Deduction for Amounts Reported Under "Option Awards" Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Increase for Fair Value as of Year-End of Awards Granted during Year Remain Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]
PEO [Member] | Increase for Fair Value as of Vesting Date of Awards Granted during Year Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]
PEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]
PEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]		218,600
PEO [Member] | Deduction of Fair Value as of Prior Year-End of Awards Granted Prior to Year were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]
PEO [Member] | Increase Based upon Incremental Fair Value, if Any, of Awards Modified during Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]
PEO [Member] | Increase Based upon Dividends or Other Earnings Paid during Year Prior to Vesting Date of Award are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			21,418
Non-PEO NEO [Member] | Deduction for Amounts Reported Under "Stock awards" Column and Stock Portion of "Non-Equity Plan Incentive Compensation" Column (not applicable) in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(55,092)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under "Option Awards" Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Increase for Fair Value as of Year-End of Awards Granted during Year Remain Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[5]
Non-PEO NEO [Member] | Increase for Fair Value as of Vesting Date of Awards Granted during Year Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[5]
Non-PEO NEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[5]
Non-PEO NEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[5]		76,510
Non-PEO NEO [Member] | Deduction of Fair Value as of Prior Year-End of Awards Granted Prior to Year were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[5]
Non-PEO NEO [Member] | Increase Based upon Incremental Fair Value, if Any, of Awards Modified during Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[5]
Non-PEO NEO [Member] | Increase Based upon Dividends or Other Earnings Paid during Year Prior to Vesting Date of Award are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments

[1]	Reflects, in column (b), total compensation reported in the Summary Compensation Table (“SCT”) for our CEO, and, in column (d), total compensation reported in the SCT for our non principal executive officer (“non-PEO”) named executive officers, i.e., for the years 2025 and 2024, our CFO, and for the year 2025, our President.
[2]	Reflects, in column (c), compensation actually paid to our principal executive officer (“PEO”) and, in column (e), compensation actually paid to our non-PEO named executive officers, for the years 2025 and 2024 in the case of our CFO and for the year 2025, in the case of our President, consisting of the respective amounts set forth in columns (b) and (d) of the table, adjusted as set forth in the applicable table below, as determined in accordance with SEC rules.
[3]	Represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ending on September 28, 2025 and September 29, 2024, respectively. The TSR reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
[4]	Awards include those in the “Stock awards” column and the stock portion of the “Non-Equity Incentive Plan Compensation” column (not applicable). The Fair Value or Change in Fair Value, as applicable, of the equity award adjustments was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such Fair Values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.
[5]	Awards include those in the “Stock awards” column and the stock portion of the “Non-Equity Incentive Plan Compensation” column. The Fair Value or Change in Fair Value, as applicable, of the equity award adjustments was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such Fair Values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.